UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number [811-05037]
                                                    -----------

                      [PROFESSIONALLY MANAGED PORTFOLIOS]
                      -----------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 [414-765-5348]
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2007
                         --------------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

CAN SLIM(R) SELECT GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

       Shares                                                     Value
       ------                                                     -----
               COMMON STOCKS - 97.6%
               AUTOMOBILES & COMPONENTS - 0.7%
      14,380   Keystone Automotive Industries, Inc. (a)<F1>     $   607,124
                                                                -----------
               BANKS - 1.3%
      21,640   Hancock Holding Co.                                1,211,840
                                                                -----------
               CAPITAL GOODS - 8.0%
      12,610   BE Aerospace, Inc. (a)<F1>                           288,265
       7,500   Cummins, Inc. (a)<F1>                                916,875
      42,200   EnerSys (a)<F1>                                      881,980
      29,500   Gardner Denver, Inc. (a)<F1>                       1,135,750
      23,024   Ladish Co., Inc. (a)<F1>                             862,709
      15,840   MSC Industrial Direct Co., Inc. - Class A            753,509
      20,170   Regal-Beloit Corp.                                   890,505
      12,140   Thomas & Betts Corp. (a)<F1>                         622,782
      24,700   Westinghouse Air Brake
                 Technologies Corp. (a)<F1>                         923,780
                                                                -----------
                                                                  7,276,155
                                                                -----------
               COMMERCIAL SERVICES & SUPPLIES - 2.3%
      14,000   Manpower, Inc. (a)<F1>                               904,400
      39,900   Mobile Mini, Inc. (a)<F1>                          1,167,474
                                                                -----------
                                                                  2,071,874
                                                                -----------
               CONSUMER DURABLES & APPAREL - 2.0%
       8,210   Garmin, Ltd.                                         865,662
      55,860   Iconix Brand Group, Inc. (a)<F1>                     912,753
                                                                -----------
                                                                  1,778,415
                                                                -----------
               CONSUMER SERVICES - 1.3%
      14,690   Las Vegas Sands Corp. (a)<F1>                      1,143,763
                                                                -----------
               DIVERSIFIED FINANCIALS - 5.6%
      23,800   Asta Funding, Inc. (a)<F1>                           889,882
       6,600   BlackRock, Inc. - Class A (a)<F1>                    918,522
       2,606   Chicago Mercantile Exchange Holdings, Inc.         1,279,937
      23,900   Ezcorp, Inc. (a)<F1>                                 900,791
      13,005   GFI Group, Inc. (a)<F1>                              701,620
       8,460   Investment Technology Group, Inc. (a)<F1>            430,275
                                                                -----------
                                                                  5,121,027
                                                                -----------
               ENERGY - 17.9%
      29,600   CNX Gas Corp. (a)<F1>                                888,000
      16,840   Core Laboratories N.V. (a)<F1>(b)<F2>              1,027,914
      10,400   Diamond Offshore Drilling, Inc.                      872,872
      15,507   Dril-Quip, Inc. (a)<F1>                            1,278,397
      12,050   FMC Technologies, Inc. (a)<F1>                       812,893
      22,160   Holly Corp.                                        1,068,112
      22,500   NATCO Group, Inc. (a)<F1>                            904,500
      16,600   NS Group, Inc. (a)<F1>                               914,328
      81,400   Omni Energy Services Corp. (a)<F1>                   956,450
      76,000   Petroquest Energy, Inc. (a)<F1>                      933,280
      20,144   Schlumberger, Ltd. (b)<F2>                         1,311,576
      31,684   Tetra Technologies, Inc. (a)<F1>                     959,708
      14,400   Universal Compression Holdings, Inc. (a)<F1>         906,768
      88,000   Vaalco Energy, Inc. (a)<F1>                          858,880
      17,590   Veritas DGC, Inc. (a)<F1>                            907,292
      15,810   Weatherford International Ltd. (a)<F1>               784,492
      18,200   W-H Energy Services, Inc. (a)<F1>                    925,106
                                                                -----------
                                                                 16,310,568
                                                                -----------
               FOOD BEVERAGE & TOBACCO - 3.0%
      21,700   Archer-Daniels-Midland Co. (a)<F1>                   895,776
       9,622   Hansen Natural Corp. (a)<F1>                       1,831,740
                                                                -----------
                                                                  2,727,516
                                                                -----------
               HEALTH CARE EQUIPMENT & SERVICES - 3.4%
      36,900   Meridian Bioscience, Inc. (a)<F1>                    920,655
      60,740   Omnicell, Inc. (a)<F1>                               839,427
      20,580   Palomar Medical Technologies, Inc. (a)<F1>           939,065
       9,580   Resmed, Inc. (a)<F1>                                 449,781
                                                                -----------
                                                                  3,148,928
                                                                -----------
               HOTELS RESTAURANTS & LEISURE - 1.0%
      14,900   Choice Hotels International, Inc. (a)<F1>            902,940
                                                                -----------
               HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
      22,090   Herbalife, Ltd. (a)<F1>                              881,391
                                                                -----------
               INSURANCE - 1.1%
      33,140   Tower Group, Inc. (a)<F1>                          1,002,485
                                                                -----------
               MATERIALS - 1.0%
      23,010   Cameco Corp.                                         919,710
                                                                -----------
               PHARMACEUTICALS & BIOTECHNOLOGY - 4.1%
      27,600   Applera Corp _ Applied
                 Biosystems Group (a)<F1>                           892,860
      26,034   Celgene Corp. (a)<F1>                              1,234,793
      21,130   Kendle International, Inc. (a)<F1>                   776,105
      27,480   Lifecell Corp. (a)<F1>                               849,681
                                                                -----------
                                                                  3,753,439
                                                                -----------
               REAL ESTATE - 1.9%
      14,630   Jones Lang LaSalle, Inc. (a)<F1>                   1,280,857
      12,950   Trammell Crow Co. (a)<F1>                            455,451
                                                                -----------
                                                                  1,736,308
                                                                -----------
               RETAILING - 11.4%
      26,000   American Eagle Outfitters, Inc. (a)<F1>              885,040
      23,040   AnnTaylor Stores Corp. (a)<F1>                       999,475
      14,900   The Childrens Place Retail
                 Stores, Inc. (a)<F1>                               894,745
      42,530   Coldwater Creek, Inc. (a)<F1>                      1,138,103
      25,000   DSW, Inc. (a)<F1>                                    910,500
      20,250   Guess o, Inc. (a)<F1>                                845,438
      35,800   Gymboree Corp. (a)<F1>                             1,244,408
      14,480   NutriSystem, Inc. (a)<F1>                            899,642
      23,700   Office Depot, Inc. (a)<F1>                           900,600
       8,070   The Pantry, Inc. (a)<F1>                             464,348
      30,960   Zumiez, Inc. (a)<F1>                               1,163,167
                                                                -----------
                                                                 10,345,466
                                                                -----------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
      22,100   Diodes, Inc. (a)<F1>                                 915,824
      19,091   Formfactor, Inc. (a)<F1>                             852,031
      26,250   Hittite Microwave Corp. (a)<F1>                      949,200
      19,300   Lam Research Corp. (a)<F1>                           901,696
                                                                -----------
                                                                  3,618,751
                                                                -----------
               SOFTWARE & SERVICES - 9.9%
      23,080   Akamai Technologies, Inc. (a)<F1>                    835,265
      13,200   Alliance Data Systems Corp. (a)<F1>                  776,424
      39,800   Blackbaud, Inc. (a)<F1>                              903,460
      13,400   Cognizant Technology Solutions Corp. (a)<F1>         902,758
      82,400   Cybersource Corp. (a)<F1>                            964,080
      70,500   Interactive Intelligence, Inc. (a)<F1>               996,870
      49,145   Knot, Inc. (a)<F1>                                 1,028,605
      64,810   Perficient, Inc. (a)<F1>                             801,052
      55,700   Smith Micro Software, Inc. (a)<F1>                   892,314
      70,900   The Street.Com, Inc. (a)<F1>                         908,938
                                                                -----------
                                                                  9,009,766
                                                                -----------
               TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
      47,860   Daktronics, Inc.                                   1,381,718
      27,590   Interdigital Communications Corp. (a)<F1>            963,167
                                                                -----------
                                                                  2,344,885
                                                                -----------
               TELECOMMUNICATION SERVICES - 3.2%
      41,100   CT Communications, Inc. (a)<F1>                      939,957
      20,398   NII Holdings, Inc. (a)<F1>                         1,150,039
      98,270   Qwest Communications International (a)<F1>           795,005
                                                                -----------
                                                                  2,885,001
                                                                -----------
               TRANSPORTATION - 10.1%
      16,800   American Commercial Lines (a)<F1>                  1,012,200
      18,200   Arkansas Best Corp. (a)<F1>                          913,822
      15,990   C.H. Robinson Worldwide, Inc.                        852,267
      44,140   Celadon Group, Inc. (a)<F1>                          972,846
      18,240   Expeditors International Washington, Inc.          1,021,622
      25,800   Genesee & Wyoming, Inc. - Class A (a)<F1>            915,126
      25,830   GOL Linhas Aereas Inteligentes S.A. - ADR            916,965
      13,630   Ryder System, Inc. (a)<F1>                           796,401
      28,400   Swift Transportation Co., Inc. (a)<F1>               901,984
      31,500   US Xpress Enterprises, Inc. (a)<F1>                  851,130
                                                                -----------
                                                                  9,154,363
                                                                -----------
               UTILITIES - 0.8%
      29,540   Consolidated Water Co, Inc.                          726,389
                                                                -----------
               TOTAL COMMON STOCKS
               (Cost $84,803,080)                                88,678,104
                                                                -----------
   Principal
     Amount                                                         Value
     ------                                                         -----
               SHORT TERM INVESTMENTS - 0.2%
               MONEY MARKET INVESTMENTS - 0.2%
    $183,740   UMB Money Market Fiduciary                           183,740
                                                                -----------
               TOTAL SHORT TERM INVESTMENTS                         183,740
               (Cost $183,740)                                  -----------
               TOTAL INVESTMENTS - 97.8%                         88,861,844
               (Cost $84,986,820)
               OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%       2,023,505
                                                                -----------
               TOTAL NET ASSETS - 100.0%                        $90,885,349
                                                                -----------
                                                                -----------

ADR       American Depositary Receipt.
(a)<F1>   Non-income producing security.
(b)<F2>   U.S. Security of a foreign company.

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows:

Cost of investments*<F3>                    $85,086,864
Gross unrealized appreciation                 5,958,738
Gross unrealized depreciation                (2,083,714)
                                            -----------
Net unrealized appreciation                 $ 3,875,024
                                            -----------
                                            -----------

*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date  August 25, 2006
           ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date  August 25, 2006
           ------------------------

     By (Signature and Title)*<F4> /s/ Eric W. Falkeis
                                   --------------------------
                                   Eric W. Falkeis, Treasurer

     Date  August 29, 2006
           -----------------

*<F4> Print the name and title of each signing officer under his or her signature.